GOODWILL AND OTHER INTANGIBLE ASSETS Q - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of goodwill	$ 0	$ 0	$ 0	$ 0